Related party transactions - Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related party transactions
Trade and other receivables	$ 56	$ 56
Gamegears Ltd | Vistrex Ltd
Related party transactions
Trade and other receivables		1
Winchange Ltd | Vistrex Ltd
Related party transactions
Trade and other receivables	7	7
GDEV Inc | Castcrown Ltd [member]
Related party transactions
Trade and other receivables	$ 49	$ 48